Financial instruments and risk management - Assets held-for-sale (Details) - Non-recurring basis - Level 3 - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	CAD 247	CAD 180
Change in Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	CAD (1,556)	CAD (1,384)